Donations and Community Investments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Donations and Community Investments [Abstract]
Disclosure of Donations and Community Investments

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Local donations and community investments 1	$407	$407	$1,096	$942

Partner donations and community investments 2	296	1,533	1,177	2,376

Total donations and community investments	$703	$1,940	$2,273	$3,318
1)  The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)  The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.